Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Series A Preferred Stock	Common Stock	Notes Receivable	APIC	Treasury Stock	Retained Earnings
Balances at Jun. 30, 2009	$ 18,115		$ 102	$ (53)	$ 1,482		$ 16,584
Balances, shares at Jun. 30, 2009			101,690,000
Net income	(5,456)						(5,456)
Issuance of common stock pursuant to initial public offering, net of offering expenses		98,190
Issuance of common stock pursuant to initial public offering, net of offering expenses, Shares		33,898,990
Accretion of costs of Series A convertible preferred stock	(100)	100					(100)
Warrant settlement		855
Exercise of warrants to purchase Series A convertible preferred stock		6,300
Exercise of warrants to purchase Series A convertible preferred stock, Shares		2,135,640
Preferred stock cumulative dividend	(1,336)	1,336					(1,336)
Repurchase of common stock	(62,304)		(36)			(62,268)
Repurchase of common stock, Shares			(36,104,320)			(36,104,320)
Option cancellations and repurchases	(2,316)						(2,316)
Tax impact of employee stock transactions	228				228
Interest on note receivable from stockholders	(3)			(3)
Repayment of notes receivable	56			56
Stock-based compensation expense	281				281
Balances at Jun. 30, 2010	(52,835)	106,781	66		1,991	(62,268)	7,376
Balances, shares at Jun. 30, 2010		36,034,630	65,585,680			(36,104,320)
Net income	49,727						49,727
Accretion of costs of Series A convertible preferred stock	(37,735)	37,735					(37,735)
Preferred stock cumulative dividend	(4,333)	4,333					(4,333)
Repurchase of common stock	(7,250)		(3)			(7,247)
Repurchase of common stock, Shares			2,975,590			2,975,590
Payment of preferred stock cumulative dividend		(3,002)
Restricted stock units issued, shares			75,865
Restricted stock units issued, net	(252)				(252)
Option cancellations and repurchases	(2,146)				(2,146)
Stock-based compensation expense	952				952
Balances at Jun. 30, 2011	(53,872)	145,847	63		545	(69,515)	15,035
Balances, shares at Jun. 30, 2011		36,034,630	62,685,955			(39,079,910)
Net income	102,589						102,589
Issuance of common stock pursuant to initial public offering, net of offering expenses	30,452		2		30,450
Issuance of common stock pursuant to initial public offering, net of offering expenses, Shares			2,395,328
Accretion of costs of Series A convertible preferred stock	(111,535)	111,535			(65,632)		(45,903)
Preferred stock cumulative dividend	(896)	896			(568)		(328)
Repurchase of common stock		(108,000)
Repurchase of common stock, Shares		12,041,701
Conversion of preferred stock into common stock in conjunction with initial public offering	150,278	(150,278)	24		150,254
Conversion of preferred stock into common stock in conjunction with initial public offering, shares		(23,992,929)	23,992,929
Stock options exercised	811		3		808
Stock options exercised, shares			2,885,470
Restricted stock units issued, shares			90,296
Restricted stock units issued, net	(1,390)				(1,390)
Tax impact of employee stock transactions	13,021				13,021
Stock-based compensation expense	1,493				1,493
Balances at Jun. 30, 2012	$ 130,951		$ 92		$ 128,981	$ (69,515)	$ 71,393
Balances, shares at Jun. 30, 2012			92,049,978			(39,079,910)